Short-term Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Short-term borrowings
Schedule of short-term borrowings

Short-term borrowings are summarized as follows (in thousands).

	June 30,	December 31,
	2014	2013
Federal funds purchased	$205,425	$137,225
Securities sold under agreements to repurchase	129,768	107,462
Federal Home Loan Bank notes	750,000	—
Short-term bank loans	102,000	97,400
	$1,187,193	$342,087

Short-term borrowings are summarized as follows (in thousands).

	December 31,
	2013	2012
Federal funds purchased	$137,225	$269,625
Securities sold under agreements to repurchase	107,462	85,725
Federal Home Loan Bank notes	—	250,000
Short-term bank loans	97,400	122,900
	$342,087	$728,250

Schedule of federal funds purchased and securities sold under agreements to repurchase
Short-term borrowings
Schedule of short-term borrowings

Information concerning federal funds purchased and securities sold under agreements to repurchase is shown in the following tables (dollars in thousands).

	Six Months Ended June 30,
	2014	2013
Average balance during the period	$331,142	$304,418
Average interest rate during the period	0.17%	0.20%

	June 30,	December 31,
	2014	2013
Average interest rate at end of period	0.11%	0.16%
Securities underlying the agreements at end of period:
Carrying value	$174,772	$144,991
Estimated fair value	$171,946	$138,719

Information concerning federal funds purchased and securities sold under agreements to repurchase is shown in the following table (dollars in thousands).

	Year Ended	Month Ended
	December 31, 2013	December 31, 2012
Average balance during the period	$281,067	$277,470
Average interest rate during the period	0.19%	0.25%
Maximum month-end balance during the period	$415,730	$355,350

	December 31,
	2013	2012
Average interest rate at end of period	0.16%	0.22%
Securities underlying the agreements at end of period
Carrying value	$144,991	$122,153
Estimated fair value	$138,719	$122,435

Federal Home Loan Bank notes
Short-term borrowings
Schedule of short-term borrowings

Other information regarding FHLB notes is shown in the following tables (dollars in thousands).

	Six Months Ended June 30,
	2014	2013
Average balance during the period	$137,159	$147,241
Average interest rate during the period	0.14%	0.12%

	June 30,	December 31,
	2014	2013
Average interest rate at end of period	0.15%	—

Other information regarding FHLB notes is shown in the following tables (dollars in thousands).

	Year Ended	Month Ended
	December 31, 2013	December 31, 2012
Average balance during the period	$106,415	$301,613
Average interest rate during the period	0.13%	0.14%
Maximum month-end balance during the period	$525,000	$250,000

	December 31,
	2013	2012
Average interest rate at end of period	—	0.07%